Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 08, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Gain/(loss) due to deconsolidation		$ (1,347,106)	$ 0	$ 0
Vessels, net		96,428	2,141,617
Impairment loss and loss from sale of vessels and vessel owning companies		(1,057,116)	(38,148)	$ (43,490)
Additional Charges
Impairment loss and loss from sale of vessels and vessel owning companies		(113,019)
One Vessel
Vessels, net		95,937	48,648
Impairment loss and loss from sale of vessels and vessel owning companies		$ (83,937)	(38,148)
Tankers
Number of vessels		10
Vessels Held For Sale Including Impairment		$ 587,271
Impairment loss and loss from sale of vessels and vessel owning companies		$ (56,631)
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Number of vessels		17
Vessels Held For Sale Including Impairment		$ 748,320
Vessels held for sale - Impairment loss		$ 375,090
20 Panamax and 2 Supramax bulk carriers
Number of vessels		22
Impairment loss and loss from sale of vessels and vessel owning companies		$ (422,404)
Supramax
Number of vessels		2
Vessels, net		$ 17,820
Impairment loss and loss from sale of vessels and vessel owning companies		$ (6,035)
Ocean Rig
Gain/(loss) due to deconsolidation	$ (1,347,106)
Equity Method Investment Ownership Percentage	47.20%	40.40%
7.25% Ocean Rig Senior Unsecured Notes
Debt Instrument Carrying Amount Net Of Financing Fees			492,214
7.25% Ocean Rig Senior Unsecured Notes | Level 2
Debt Instrument, Fair Value Disclosure			380,000
6.5% Drill Rigs Senior Secured Notes
Debt Instrument Carrying Amount Net Of Financing Fees			788,224
6.5% Drill Rigs Senior Secured Notes | Level 2
Debt Instrument, Fair Value Disclosure			666,000
$1.9 billion Secured Term Loan B Facility
Debt Instrument Carrying Amount Net Of Financing Fees			1,825,671
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument Carrying Amount Net Of Financing Fees			$ 1,266,341